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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SINGAPORE TECHNOLOGIES TELEMEDIA PTE LTD
Address: 51 CUPPAGE ROAD #09-01
         STARHUB CENTRE
         SINGAPORE 229469

Form 13F File Number: 28-14097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PEK SIOK LAN
Title: COMPANY SECRETARY
Phone: +65 6723 8668

Signature, Place, and Date of Signing:

/s/ PEK SIOK LAN            SINGAPORE                   4 MAY 2011
------------------------    ------------------------    ------------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
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Form 13F Information Table Entry Total:              2
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Form 13F Information Table Value Total:     US$659,132
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name
---    --------------------     ----------------------
1.     28-14098                 STT COMMUNICATIONS LTD
2.     28-14099                 RHAPSODY HOLDINGS LTD

                           FORM 13F INFORMATION TABLE

      COLUMN 1       COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7           COLUMN 8
-------------------  -------- --------- --------  ------------------------  ---------- --------  -------------------------
                     TITLE OF            VALUE      SHRS OR     SH/   PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
   NAME OF ISSUER     CLASS     CUSIP   (x$1000)    PRN AMT     PRN   CALL  DISCRETION MANAGER      SOLE       SHARED NONE
-------------------  -------- --------- --------  ----------    ---   ----  ---------- --------  ----------    ------ ----
GLOBAL CROSSING LTD  SHS NEW  G3921A175  659,132* 47,351,431**   SH           DEFINED        1   47,351,431**
SAVVIS, INC.         COM NEW  805423308        0           0     SH           DEFINED     1, 2            0

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* Includes US$250,560,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.